Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 12,857	$ (169,355)	$ (23,752)	$ (47,930)	$ (101,370)	$ (30,118)
Other comprehensive income (loss), net:
Net unrealized loss on investments					(7)	(2,777)
Net foreign currency translation gain (loss)	2,388	1,475	(291)	(10)	233	(73)
Total other comprehensive income (loss), net	2,388	1,475	(291)	(10)	226	(2,850)
Comprehensive income (loss)	15,245	(167,880)	$ (24,043)	(47,940)	(101,144)	(32,968)
Less: Comprehensive income (loss) attributable to noncontrolling interest	2,439	(26,861)
Comprehensive income (loss) attributable to E2open Parent Holdings, Inc.	$ 12,806	$ (141,019)		$ (47,940)	$ (101,144)	$ (32,968)